Income Tax - Current Tax Assets and Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Major components of tax expense (income) [abstract]
Tax refund receivable (included in other current assets - other)	$ 2		$ 5
Income tax payable	$ 6,999	$ 228	$ 6,530